Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of deferred tax assets and liabilities [Abstract]
Bad debt expense	$ 40,550	$ 70,929
Lease liabilities, net of ROU	524,149	441,997
NOL	730,181	583,490	872,592
Valuation allowance	(1,283,162)	(1,085,551)	(885,693)
Deferred tax assets, net	11,718	10,865
Trademark acquired at acquisition of Maison Monterey Park	50,367	51,273
Deferred tax liability, net of deferred tax assets	$ 38,648	$ 40,408